Long- term investments (Tables)	12 Months Ended
Dec. 31, 2022
Long- term investments
Schedule of equity investments without readily determinable fair values

	December 31, 2021	December 31, 2022
	RMB	RMB
Equity method investments：
Shanghai Three Drivers Culture Media Co., Limited (“STDC”) (1)	5,357	5,383
Total	5,357	5,383